Fixed assets - Other intangible assets - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets and property, plant and equipment [abstract]
Net book value of other intangible assets in the opening balance	€ 14,602	€ 14,327	€ 11,811
Acquisitions of other intangible assets	1,893	3,007	2,771
Impact of changes in the scope of consolidation	(13)	144	1,805
Disposals	(7)	(3)	(9)
Depreciation and amortization	(2,138)	(2,195)	(2,062)
Impairment	(55)	(183)	(20)
Translation adjustment	(74)	(363)	46
Reclassifications and other items	131	(132)	(15)
Reclassification to assets held for sale	0	0	0
Net book value of other intangible assets in the closing balance	€ 14,339	€ 14,602	€ 14,327